Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - GPI Argentina (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Principles Of Consolidations Accounting Policies And Measurement Basis And Recent IFRS Pronouncements
Explanation Of Fact That Financial Statements And Corresponding Figures For Previous Periods Have Been Restated For Changes In General Purchasing Power Of Functional	In 2018, the Argentinian economy was considered to be hyperinflationary as defined by the aforementioned criteria. Accordingly, as of December 31, 2018, it was necessary to adjust the financial statements of the Group's subsidiaries based in Argentina to correct for the effect of inflation.
Description Of Bases Of Financial Statements That Have Been Restated For Changes In General Purchasing Power Of Functional Currency	Pursuant to the requirements of IAS 29, the monetary headings (mainly loans and deposits) have not been re-expressed, while the non-monetary headings (mainly tangible fixed assets and equity) have been re- expressed in accordance with the change in the country's Consumer Price Index. The accumulated historical differences between the re-expressed costs and the previous costs in the non-monetary headings as of December 31, 2017 were credited to “Equity” in the balance sheet, effective on January 1, 2018, while the differences corresponding to 2018, and the re-expression of results were recognized in the consolidated income statement for 2018 in accordance with the nature of the income and expenses. During the year ended December 31, 2018 there was a reclassification in “Transfers within total equity” of the Consolidated Statements of Changes in Equity between “Accumulated other comprehensive income” and “Shareholders’ funds – Retained earnings” for €1,096 million, and from “Non-controlling interest – Accumulated other comprehensive income (loss)” to “Non-controlling interest – Other” for €540 million in accordance with IAS 29 and the accounting policy approved by the Group in relation to the hyperinflation (see Note 1.3). During 2018, the increase in the reserves of Group entities located in Argentina derived from the re-expression for hyperinflation (IAS 29) amounted to €703 million, of which €463 million have been recorded within “Shareholders’ funds - Retained earnings” and €240 million within “Minority interests – Other”. Furthermore, during 2018 the decrease in the reserves of Group entities located in Argentina derived from conversion (IAS 21) amounts to €-773 million, of which €-515 million have been recorded within “Shareholders’ funds - Retained earnings”, and €-258 million within “Minority interests – Other”. The net impact of both effects is presented under the caption “Other increases or (-) decreases in equity” in the consolidated Statement of Changes in Equity for the year ended December 31, 2018. The net loss in the profit attributable to the parent company of the Group in 2018 derived from the application of IAS 29 amounted to €209 million. In addition, there is a net loss in the profit attributable to the parent company of the Group in 2018 derived from the application of IAS 21 which amounted to €57 million.
Level Of Price Index	184
Average Level Of Price Index	152
Inflation Of The Period	48.00%
Gains Losses On Net Monetary Position	€ 12	€ 13	€ 28